Invesco Advantage Municipal Income Trust II
Quarterly Schedule of Portfolio Holdings
May 31, 2019
invesco.com/us	VK-CE-AMINC2-QTR-1 05/19	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–165.03%(a)
Alabama–3.13%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$ 3,630	$ 4,156,241
Alabaster (City of), AL Board of Education;
Series 2014 A, GO Wts. (INS- AGM)(b)	5.00%	09/01/2039	950	1,086,078
Series 2014 A, GO Wts. (INS -AGM)(b)	5.00%	09/01/2044	950	1,084,415
Birmingham (City of), AL Airport Authority; Series 2010, RB (INS -AGM)(b)	5.25%	07/01/2030	1,800	1,860,894
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	185	205,409
Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB	5.00%	01/01/2043	940	1,095,091
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (c)	5.50%	01/01/2043	1,900	1,388,007
Lower Alabama Gas District (The); Series 2016 A, RB (d)	5.00%	09/01/2046	2,100	2,795,520
Selma (City of), AL Industrial Development Board; Series 2009 A, RB	6.25%	11/01/2033	2,200	2,240,172
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (e)	5.25%	05/01/2044	615	676,777
				16,588,604
Alaska–0.70%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (d)	5.50%	10/01/2041	3,465	3,720,821
Arizona–3.56%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,645	1,839,883
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 A, RB	5.00%	01/01/2038	1,200	1,361,076
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB (e)	5.25%	07/01/2047	870	896,857
Arizona (State of) Lottery Revenue; Series 2019, Ref. RB	5.00%	07/01/2029	1,250	1,576,187
Glendale (City of), AZ Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/2035	500	514,430
Series 2010, RB	5.13%	05/15/2040	1,250	1,285,863
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2030	1,000	1,086,590
Series 2017, Ref. RB	5.00%	11/15/2045	665	700,072
Maricopa County Pollution Control Corp. (Southern California Education Co.); Series 2000 B, Ref. RB	5.00%	06/01/2035	875	894,731
Phoenix (City of), AZ Industrial Development Authority (Career Success Schools);
Series 2009, RB	7.00%	01/01/2039	690	695,699
Series 2009, RB	7.13%	01/01/2045	660	665,729
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB (e)	6.50%	07/01/2034	380	435,807
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2042	2,340	2,501,296
Phoenix Civic Improvement Corp.;
Series 2017 A, RB (f)	5.00%	07/01/2042	1,160	1,356,713
Series 2017 A, RB (f)	5.00%	07/01/2047	1,855	2,161,650
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB (e)	5.38%	07/01/2052	885	891,788
				18,864,371
California–20.34%
Anaheim (City of), CA Public Financing Authority (Anaheim Public Improvements);
Series 1997 C, RB (INS -AGM)(b)(g)	0.00%	09/01/2019	6,000	5,978,340
Series 1997 C, RB (INS -AGM)(b)(g)	0.00%	09/01/2021	7,265	6,994,233
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB (d)	5.00%	04/01/2056	1,890	2,199,374
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds (g)	0.00%	08/01/2028	900	745,947
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of);
Series 2009 A, Ref. GO Bonds (h)(i)	5.25%	07/01/2019	$2,100	$2,106,321
Series 2012, GO Bonds	5.25%	04/01/2035	2,805	3,086,734
Series 2012, GO Bonds	5.00%	04/01/2042	2,060	2,245,565
Series 2012, Ref. GO Bonds	5.25%	02/01/2030	2,220	2,438,137
Series 2013, GO Bonds	5.00%	04/01/2037	1,350	1,511,825
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	2,000	2,311,360
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB (e)	5.00%	04/01/2049	625	681,700
California (State of) Educational Facilities Authority (Stanford University); Series 2019 V-1, RB	5.00%	05/01/2049	375	553,395
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB (h)(i)	6.00%	07/01/2019	1,100	1,103,762
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing Project); Series 2018, RB	5.00%	05/15/2035	940	1,124,221
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB (f)	5.00%	12/31/2038	1,110	1,298,833
Series 2018 A, RB (f)	5.00%	12/31/2043	1,500	1,742,370
California (State of) Pollution Control Finance Authority;
Series 2012, RB (e)(f)	5.00%	07/01/2027	1,050	1,146,107
Series 2012, RB (e)(f)	5.00%	07/01/2030	1,215	1,316,355
Series 2012, RB (e)(f)	5.00%	07/01/2037	2,685	2,875,850
California (State of) Public Works Board (Department of Corrections - State Prisons); Series 1993 A, Ref. RB (INS -AMBAC)(b)	5.00%	12/01/2019	1,075	1,095,232
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	655	722,334
Series 2016 A, RB (e)	5.00%	12/01/2041	1,030	1,141,755
Series 2016 A, RB (e)	5.25%	12/01/2056	750	836,468
California County Tobacco Securitization Agency (The) (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB (g)	0.00%	06/01/2055	8,390	444,754
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	395	395,632
East Bay Municipal Utility District; Series 2010 A, Ref. RB (d)(i)	5.00%	06/01/2020	4,065	4,216,828
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. RB (INS -AGM)(b)(g)	0.00%	01/15/2034	3,145	2,027,110
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	1,050	1,192,485
Series 2015 A, Ref. RB	5.00%	06/01/2040	3,000	3,463,200
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	725	721,382
Series 2018 A-2, Ref. RB	5.00%	06/01/2047	2,325	2,313,398
Los Angeles (City of), CA Department of Water & Power; Series 2012 B, RB	5.00%	07/01/2037	1,200	1,327,188
Mt. San Antonio Community College District (Election 2008); Series 2013 A, GO Bonds (j)	6.25%	08/01/2043	1,500	1,415,670
Oakland (Port of), CA; Series 2012 P, Ref. RB (f)	5.00%	05/01/2028	2,730	2,984,572
Oroville (City of), CA (Oroville Hospital); Series 2019, RB	5.25%	04/01/2049	465	536,038
Palomar Pomerado Health; Series 2009, COP (h)(i)	6.75%	11/01/2019	1,225	1,251,766
Riverside County Asset Leasing Corp. (Riverside County Hospital); Series 1997, RB (INS -NATL)(b)(g)	0.00%	06/01/2021	9,000	8,686,350
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	1,655	1,841,684
San Diego (City of), CA Community College District (Election of 2006); Series 2011, GO Bonds (d)(i)	5.00%	08/01/2021	8,490	9,180,916
San Diego (County of), CA Regional Airport Authority; Series 2010 A, RB	5.00%	07/01/2034	1,600	1,657,376
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. RB (f)	5.00%	05/01/2025	850	904,128
Series 2011 F, Ref. RB (f)	5.00%	05/01/2026	1,700	1,806,930
Series 2019 A, Ref. RB (f)	5.00%	05/01/2036	875	1,076,084
Series 2019 A, Ref. RB (f)	5.00%	05/01/2039	1,760	2,144,243
San Francisco (City & County of), CA Public Utilities Commission; Series 2012, RB (h)(i)	5.00%	05/01/2022	4,000	4,430,680
San Francisco (City & County of), CA Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, RB (d)	5.00%	11/01/2036	3,690	4,011,399
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	525	577,894
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB (g)	0.00%	06/01/2041	2,605	740,862
University of California; Series 2018 AZ, Ref. RB (d)	4.00%	05/15/2048	1,780	1,946,216
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Vernon (City of), CA;
Series 2009 A, RB (h)(i)	5.13%	08/01/2019	$400	$402,404
Series 2009 A, RB	5.13%	08/01/2021	865	869,662
				107,823,069
Colorado–3.22%
Arkansas River Power Authority; Series 2006, RB (h)	5.88%	10/01/2026		925	1,118,482
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2017, Ref. RB	5.00%	06/01/2047		435	493,260
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037		1,005	1,005,271
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, RB	6.50%	01/15/2030		1,500	1,565,625
Series 2010, RB	6.00%	01/15/2034		1,200	1,245,948
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033		500	528,115
Denver (City & County of), CO;
Series 2012 B, RB	5.00%	11/15/2037		1,400	1,538,278
Series 2018 A, Ref. RB (d)(f)	5.25%	12/01/2048		1,315	1,592,754
Series 2018 A-2, RB (g)	0.00%	08/01/2034		1,270	774,548
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046		530	547,304
Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. RB (e)	5.00%	12/15/2041		720	750,240
University of Colorado; Series 2013 A, RB (d)	5.00%	06/01/2023		5,190	5,910,735
					17,070,560
District of Columbia–1.98%
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045		1,650	1,682,258
District of Columbia (Sibley Memorial Hospital);
Series 2009, RB (h)(i)	6.38%	10/01/2019		2,650	2,692,082
Series 2009, RB (h)(i)	6.50%	10/01/2019		800	813,000
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. RB	5.00%	10/01/2053		5,005	5,332,377
					10,519,717
Florida–9.44%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041		1,000	1,002,870
Broward (County of), FL;
Series 2012 A, RB	5.00%	10/01/2037		2,460	2,707,304
Series 2013 C, RB	5.25%	10/01/2038		1,900	2,136,721
Series 2015 A, RB (f)	5.00%	10/01/2045		1,075	1,218,330
Series 2017, RB (d)(f)	5.00%	10/01/2047		1,935	2,261,435
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB (e)	6.00%	07/01/2045		190	207,313
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $977,546) (e)	7.75%	05/15/2035		1,000	996,250
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB	6.00%	04/01/2042		1,100	1,239,733
Escambia (County of), FL Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (h)	5.95%	07/01/2020		40	41,899
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048		2,255	2,515,047
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (f)	5.13%	06/01/2027		1,800	1,919,898
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB (f)	5.00%	10/01/2048		1,555	1,832,832
JEA; Series 2012 Three B, RB (d)	5.00%	10/01/2039		3,300	3,543,078
Miami Beach (City of), FL Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039		710	790,834
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB (f)	5.00%	10/01/2028		1,510	1,659,747
Series 2012 A, Ref. RB (f)	5.00%	10/01/2030		2,270	2,483,584
Series 2012 B, RB	5.00%	10/01/2032		870	957,104
Series 2012 B, RB	5.00%	10/01/2035		1,375	1,508,513
Series 2012 B, RB (INS -AGM)(b)	5.00%	10/01/2035		1,450	1,592,752
Series 2016 A, Ref. RB	5.00%	10/01/2041		965	1,129,812
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB (d)	5.00%	04/01/2053		2,890	3,364,885
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, Ref. RB	5.00%	07/01/2040	$ 1,000	$ 1,034,290
Miami-Dade (County of), FL Health Facilities Authority (Miami Children’s Hospital);
Series 2010, Ref. RB (h)(i)	6.13%	08/01/2020	520	547,009
Series 2010, Ref. RB	6.13%	08/01/2042	185	193,621
Miami-Dade (County of), FL Industrial Development Authority (Waste Management, Inc.); Series 2018 B, RB (SIFMA Municipal Swap Index + 0.80%)(i)(k)	2.22%	11/01/2021	435	435,000
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB (f)	5.00%	10/01/2047	1,535	1,787,738
Palm Beach (County of), FL Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB	5.00%	12/01/2031	1,125	1,273,916
Palm Beach (County of), FL Solid Waste Authority;
Series 2009, RB (d)	5.50%	10/01/2019	2,900	2,938,831
Series 2016, RB (d)	5.00%	10/01/2031	2,805	3,022,892
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	625	730,150
Reunion East Community Development District;
Series 2005, RB (c)	5.80%	05/01/2036	197	2
Series 2015-2, RB	6.60%	05/01/2036	235	237,980
Sterling Hill Community Development District; Series 2003 A, RB (l)	4.34%	05/01/2035	828	529,702
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,091,450
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,010	1,120,524
				50,053,046
Georgia–3.48%
Atlanta (City of), GA;
Series 2009 A, RB (h)(i)	6.00%	11/01/2019	4,150	4,227,398
Series 2015, Ref. RB (d)	5.00%	11/01/2040	6,015	6,979,024
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2038	2,265	2,363,686
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RB	5.00%	04/01/2042	745	861,190
Private Colleges & Universities Authority (Emory University); Series 2009 B, RB (d)	5.00%	09/01/2029	4,000	4,033,120
				18,464,418
Hawaii–3.05%
Hawaii (State of);
Series 2010 A, RB	5.00%	07/01/2039	2,250	2,319,187
Series 2014 EO, GO Bonds	5.00%	08/01/2033	4,500	5,193,225
Series 2015 A, RB (f)	5.00%	07/01/2041	645	731,682
Series 2015 A, RB (f)	5.00%	07/01/2045	1,295	1,466,290
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB	5.50%	07/01/2043	2,500	2,796,025
Honolulu (City & County of), HI; Series 2012 A, GO Bonds	5.00%	11/01/2036	1,000	1,102,580
Honolulu (City & County of), HI Wastewater System Revenue; Series 2015 A, Ref. RB (d)	5.00%	07/01/2031	2,160	2,542,147
				16,151,136
Idaho–0.35%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	650	681,596
Regents of the University of Idaho; Series 2011, Ref. RB (i)	5.25%	04/01/2021	1,085	1,150,773
				1,832,369
Illinois–19.96%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	1,040	1,041,009
Bolingbrook (Village of), IL; Series 1999 C, Ref. GO Bonds (INS -NATL)(b)(g)	0.00%	01/01/2029	1,710	1,301,224
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	$795	$873,069
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	325	355,092
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	260	283,465
Series 2011 A, RB (h)(i)	5.25%	01/01/2022	2,785	3,048,545
Series 2011, COP	7.13%	05/01/2021	734	734,457
Series 2012 A, GO Bonds	5.00%	01/01/2033	1,250	1,296,437
Series 2012 A, GO Bonds (INS- BAM)(b)	5.00%	01/01/2033	1,190	1,255,831
Series 2012, RB	5.00%	01/01/2042	2,585	2,722,393
Series 2014, RB	5.00%	11/01/2044	665	733,601
Series 2014, Ref. RB	5.00%	01/01/2029	890	947,031
Series 2015 A, GO Bonds	5.50%	01/01/2033	2,590	2,868,477
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,550	1,800,898
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB (f)	5.50%	01/01/2031	2,600	2,907,502
Series 2014 A, Ref. RB (f)	5.00%	01/01/2041	950	1,043,204
Chicago (City of), IL (O’Hare International Airport);
Series 2013, RB	5.75%	01/01/2038	1,900	2,145,917
Series 2015 C, RB (f)	5.00%	01/01/2046	645	715,802
Series 2015 D, RB	5.00%	01/01/2046	450	506,560
Series 2017 D, RB	5.25%	01/01/2042	1,035	1,223,712
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	950	1,031,510
Series 2018 A, GO Bonds (INS -AGM)(b)	5.00%	12/01/2032	535	631,263
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2034	520	579,535
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	750	802,072
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, GO Bonds	5.00%	12/01/2045	1,335	1,526,946
Chicago (City of), IL Transit Authority;
Series 2011, RB (d)(m)	5.25%	12/01/2036	4,185	4,430,157
Series 2014, RB	5.00%	12/01/2044	2,850	3,145,089
Illinois (State of);
Series 2012 A, GO Bonds	5.00%	01/01/2031	935	981,124
Series 2013, GO Bonds (INS -AGM)(b)	5.25%	07/01/2029	1,660	1,839,595
Series 2014, GO Bonds	5.25%	02/01/2034	1,050	1,145,739
Series 2014, GO Bonds	5.00%	05/01/2035	1,250	1,343,175
Series 2014, GO Bonds	5.00%	05/01/2036	850	911,684
Series 2017 D, GO Bonds	5.00%	11/01/2024	1,995	2,249,662
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2021	1,550	1,654,609
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	435	474,468
Illinois (State of) Finance Authority (Art Institute of Chicago);
Series 2012, RB (h)(i)	5.00%	03/01/2022	5	5,470
Series 2012, RB	5.00%	03/01/2034	995	1,075,754
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2039	1,100	1,228,590
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	2,000	2,152,440
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB (d)(i)	5.38%	08/15/2019	2,400	2,418,408
Series 2009 A, RB (d)(i)	5.75%	08/15/2019	1,700	1,714,297
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	1,810	1,996,846
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016 B, RB	5.63%	05/15/2020	1,102	1,058,245
Series 2016, RB	2.00%	05/15/2055	257	12,814
Illinois (State of) Finance Authority (Riverside Health System);
Series 2009, RB (h)(i)	6.25%	11/15/2019	845	863,007
Series 2009, RB	6.25%	11/15/2035	555	565,817
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	1,000,370
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,570	1,744,945
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB (h)(i)	6.00%	02/15/2020	1,790	1,846,116
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (d)	5.50%	02/15/2021	2,595	2,766,893
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (d)	5.25%	10/01/2052	2,460	2,724,573
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS- AGM)(b)(g)	0.00%	12/15/2029	$ 2,100	$ 1,558,032
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2015 A, RB	5.50%	06/15/2053	4,500	4,959,090
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS -AGM)(b)	5.25%	06/15/2031	920	1,028,266
Series 2014, Ref. RB (INS -AGM)(b)	5.25%	06/15/2032	840	936,886
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB (d)	5.00%	01/01/2038	3,125	3,411,375
Series 2014 C, RB (d)	5.00%	01/01/2039	3,760	4,276,098
Series 2015 A, RB (d)	5.00%	01/01/2040	1,500	1,720,170
Peoria (County of), IL; Series 2011, GO Bonds (d)	5.00%	12/15/2041	3,425	3,581,043
Peoria, Moline & Freeport (Cities of), IL; Series 1995 A, RB (CEP -GNMA)(f)	7.60%	04/01/2027	30	30,093
Railsplitter Tobacco Settlement Authority; Series 2010, RB (h)(i)	5.50%	06/01/2021	3,625	3,909,200
Regional Transportation Authority;
Series 2002 A, RB (INS- NATL)(b)	6.00%	07/01/2029	860	1,149,803
Series 2018 B, RB	5.00%	06/01/2040	1,730	2,025,795
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB (d)	5.00%	01/01/2048	3,135	3,506,748
				105,818,038
Indiana–2.97%
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, RB	5.25%	10/01/2031		2,550	2,748,594
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB (f)	5.00%	07/01/2035		500	548,795
Series 2013 A, RB (f)	5.00%	07/01/2048		440	477,303
Series 2013, RB (f)	5.00%	07/01/2040		2,940	3,203,453
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, RB	5.00%	06/01/2032		610	632,259
Series 2012 A, RB	5.00%	06/01/2039		3,050	3,133,448
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 I, Ref. VRD RB (LOC - Barclays Bank PLC)(n)(o)	1.47%	11/01/2037		1,000	1,000,000
Indiana (State of) Municipal Power Agency;
Series 2013 A, RB (h)(i)	5.25%	07/01/2023		1,000	1,151,540
Series 2016 A, Ref. RB	5.00%	01/01/2042		940	1,091,237
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB (f)	6.75%	01/01/2034		1,500	1,745,310
					15,731,939
Iowa–1.22%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB (e)	5.88%	12/01/2027		825	867,100
Series 2013, Ref. RB (i)	5.25%	12/01/2037		965	1,042,634
Series 2019, Ref. RB	3.13%	12/01/2022		435	440,220
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2018 A, RB	5.00%	05/15/2043		625	688,144
Iowa (State of) Tobacco Settlement Authority;
Series 2005 C, RB	5.50%	06/01/2042		1,280	1,279,974
Series 2005 C, RB	5.63%	06/01/2046		1,040	1,039,969
Series 2005 E, RB (g)	0.00%	06/01/2046		9,640	1,133,471
					6,491,512
Kansas–0.80%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, RB (d)	5.75%	11/15/2038		2,800	2,853,452
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.75%	07/01/2038		1,215	1,393,909
					4,247,361
Kentucky–2.65%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(i)(k)	2.82%	02/01/2025		530	538,273
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS -AGM)(b)	5.00%	12/01/2047		835	910,401
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	$1,020	$1,108,975
Series 2015 A, RB	5.00%	01/01/2045	750	814,110
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	945	1,069,078
Series 2017 A, Ref. RB	5.00%	06/01/2045	775	855,515
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, RB (h)(i)	6.38%	06/01/2020	1,350	1,414,813
Series 2010 A, RB (h)(i)	6.50%	06/01/2020	3,700	3,881,781
Kentucky (Commonwealth of) Public Energy Authority; Series 2018 C-1, RB (i)	4.00%	06/01/2025	1,115	1,222,943
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB	5.75%	07/01/2049	1,000	1,097,870
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	1,000	1,131,320
				14,045,079
Louisiana–1.22%
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1); Series 2013 A, RB (INS -AGM)(b)	5.25%	06/01/2033		2,000	2,249,380
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolitdated Garage System); Series 2018 A, RB (INS -AGM)(b)	5.00%	10/01/2043		335	394,687
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.50%	05/15/2030		655	683,755
Series 2013 A, Ref. RB	5.25%	05/15/2031		655	691,064
Series 2013 A, Ref. RB	5.25%	05/15/2032		1,245	1,343,890
Series 2013 A, Ref. RB	5.25%	05/15/2033		1,050	1,129,370
					6,492,146
Maryland–0.97%
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047		590	673,308
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045		1,205	1,331,405
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB (h)(i)	5.75%	06/01/2020		1,095	1,141,417
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB (h)(i)	5.38%	06/01/2020		775	805,000
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.00%	04/01/2029		690	751,403
Series 2017, Ref. RB	5.00%	04/01/2032		410	441,287
					5,143,820
Massachusetts–2.11%
Massachusetts (Commonwealth of) Department of Transportation (Contract Assistance); Series 2010 B, RB	5.00%	01/01/2035		1,005	1,024,587
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2048		1,850	2,136,565
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047		2,525	2,855,851
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB (h)(i)	5.00%	07/01/2021		1,575	1,685,849
Massachusetts (Commonwealth of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB (h)(i)	7.25%	01/01/2021		900	979,056
Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB (f)	5.00%	07/01/2036		740	908,320
Massachusetts (Commonwealth of) Water Resources Authority; Series 2011 C, Ref. RB (d)	5.00%	08/01/2030		1,500	1,608,045
					11,198,273
Michigan–4.26%
Detroit Downtown Development Authority; Series 2018 A, Ref. RB (INS -AGM)(b)(d)(m)	5.00%	07/01/2043		1,590	1,752,673
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB (d)	5.00%	04/15/2041		2,190	2,560,877
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044		1,415	1,605,006
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043		615	733,812
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. RB	5.00%	07/01/2044	$950	$1,021,592
Series 2014 C-3, Ref. RB (INS -AGM)(b)	5.00%	07/01/2031	2,500	2,869,025
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	475	538,047
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	475	546,806
Series 2015, Ref. RB	5.00%	07/01/2035	970	1,113,676
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB	5.00%	06/01/2039	1,740	1,938,499
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. RB (d)	5.00%	12/01/2046	2,965	3,455,026
Michigan (State of) Strategic Fund (I-85 Improvement Project); Series 2018, RB (f)	5.00%	06/30/2033	600	719,676
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, RB	6.00%	06/01/2048	2,500	2,500,050
Oakland University; Series 2012, RB	5.00%	03/01/2032	1,145	1,229,570
				22,584,335
Minnesota–0.29%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047		400	407,108
St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048		925	1,105,181
					1,512,289
Mississippi–0.22%
West Rankin Utility Authority; Series 2018, RB (INS -AGM)(b)	5.00%	01/01/2048		1,010	1,168,691
Missouri–1.41%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027		800	865,240
Series 2011 A, Ref. RB	5.50%	09/01/2028		1,670	1,806,573
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050		385	419,119
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Service); Series A, RB	5.00%	02/01/2034		245	273,410
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, RB	5.50%	02/01/2042		1,100	1,117,556
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.25%	05/01/2033		1,175	1,266,744
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038		1,565	1,745,538
					7,494,180
Nebraska–0.87%
Central Plains Energy Project (No. 3);
Series 2012, RB (p)	5.25%	09/01/2037		1,000	1,092,590
Series 2012, RB (p)	5.00%	09/01/2042		3,250	3,525,665
					4,618,255
New Jersey–6.30%
New Jersey (State of) Economic Development Authority; Series 2005 N-1, Ref. RB (INS- NATL)(b)(d)(m)	5.50%	09/01/2022		2,820	3,123,968
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB (f)	5.00%	10/01/2037		715	795,924
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB (h)(i)	5.88%	06/01/2020		1,800	1,879,416
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB (f)	5.38%	01/01/2043		2,000	2,238,820
New Jersey (State of) Health Care Facilities Financing Authority (The General Hospital Center at Passaic, Inc.); Series 1994, RB (h)(l)	6.75%	07/01/2019		570	572,263
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB (f)	5.00%	12/01/2024		830	956,326
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2010 D, RB	5.00%	12/15/2023	$1,700	$1,917,107
Series 2011 A, RB	5.50%	06/15/2041	1,000	1,057,530
Series 2015 AA, RB	5.25%	06/15/2033	1,150	1,299,373
Series 2018 A, Ref. RB	5.00%	12/15/2024	355	406,784
Series 2018 A, Ref. RB	5.00%	12/15/2032	925	1,083,462
Series 2018 A, Ref. RN (d)(m)	5.00%	06/15/2029	1,190	1,383,185
Series 2018 A, Ref. RN (d)(m)	5.00%	06/15/2030	405	468,225
Series 2018 A, Ref. RN (d)(m)	5.00%	06/15/2031	565	650,038
Subseries 2016 A-1, RN	5.00%	06/15/2028	770	900,399
New Jersey (State of) Turnpike Authority; Series 2013 A, RB (h)(i)	5.00%	07/01/2022	2,600	2,880,722
New Jersey Economic Development Authority; Series 2004 A, RB (INS -BHAC)(b)(d)	5.25%	07/01/2026	6,625	7,998,363
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (f)	5.00%	12/01/2023	1,500	1,616,685
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.25%	06/01/2046	1,880	2,147,505
				33,376,095
New Mexico–0.45%
Farmington (City of), NM (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	2,275	2,362,360
New York–16.87%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB (h)(i)	6.25%	01/15/2020	1,480	1,525,273
Series 2009, RB (h)(i)	6.38%	01/15/2020	1,620	1,670,787
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,070	2,069,979
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB (INS- AGM)(b)	4.00%	02/15/2047	2,470	2,684,371
Metropolitan Transportation Authority;
Series 2009 B, RB (h)(i)	5.25%	11/15/2019	2,000	2,035,460
Series 2013 A, RB	5.00%	11/15/2038	1,425	1,568,597
Series 2016 B, Ref. RB	5.00%	11/15/2037	1,620	1,912,977
New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. RB (d)(f)	5.00%	09/15/2028	2,460	3,076,156
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010 8, RB	6.00%	12/01/2036	2,250	2,383,335
New York (City of), NY;
Series 2014 I-2, VRD GO Bonds (n)	1.58%	03/01/2040	1,500	1,500,000
Subseries 2015 F-5, VRD GO Bonds (n)	1.47%	06/01/2044	550	550,000
New York (City of), NY Municipal Water Finance Authority;
Series 2010 FF, RB	5.00%	06/15/2031	3,000	3,109,140
Series 2013 DD, RB	5.00%	06/15/2035	1,000	1,125,700
Subseries 2012 A-1, VRD RB (n)	1.47%	06/15/2044	900	900,000
New York (City of), NY Transitional Finance Authority; Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	925	1,140,090
New York (Counties of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	2,370	2,713,911
New York (State of) Dormitory Authority; Series 2018 E, RB (d)	5.00%	03/15/2045	4,260	5,158,008
New York (State of) Dormitory Authority (General Purpose);
Series 2011 A, RB (d)	5.00%	03/15/2030	2,505	2,654,448
Series 2013 A, RB	5.00%	02/15/2037	7,900	8,785,195
Series 2014 C, RB (d)	5.00%	03/15/2040	4,210	4,777,592
Series 2018 A, Ref. RB	5.25%	03/15/2038	925	1,156,121
New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2013 A, VRD RB (LOC - Landesbank Hessen-thrgn)(n)(o)	1.59%	11/01/2046	500	500,000
New York (State of) Metropolitan Transportation Authority; Subseries A-2, RB (SIFMA Municipal Swap Index + 0.58%)(i)(k)	2.00%	06/01/2020	435	435,000
New York (State of) Thruway Authority; Series 2011 A-1, RB (d)	5.00%	04/01/2029	4,140	4,403,884
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB (d)	5.00%	12/15/2031	2,785	3,190,023
New York City Water & Sewer System; Series 2012 FF, RB (d)	5.00%	06/15/2045	5,515	6,028,226
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB (e)	5.00%	11/15/2044	4,060	4,439,569
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. RB	5.00%	09/15/2043	2,000	2,161,800
New York State Urban Development Corp.; Series 1995, Ref. RB	5.70%	04/01/2020	1,115	1,152,475
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2016, Ref. RB (f)	5.00%	08/01/2031	1,285	1,351,319
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB (f)	5.00%	01/01/2031	$2,505	$2,980,499
Series 2018, RB (f)	4.00%	01/01/2036	1,125	1,199,981
Series 2018, RB (f)	5.00%	01/01/2036	865	1,011,436
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (f)	5.00%	07/01/2046	1,355	1,488,224
Series 2016 A, RB (f)	5.25%	01/01/2050	2,465	2,732,157
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,295	1,328,036
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2048	2,610	2,547,047
				89,446,816
North Carolina–1.95%
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015 B, Ref. RB (d)	5.00%	10/01/2055		5,590	6,444,096
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB (f)	5.00%	06/30/2054		1,810	1,976,954
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB (d)	5.00%	10/01/2055		1,675	1,930,923
					10,351,973
North Dakota–0.84%
McLean (County of), ND (Great River Energy); Series 2010 B, RB	5.15%	07/01/2040		1,000	1,028,880
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043		1,615	1,804,327
Series 2017 C, RB	5.00%	06/01/2048		1,440	1,599,206
					4,432,413
Ohio–5.89%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046		645	740,396
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042		820	914,669
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037		2,670	2,862,667
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	5.00%	02/15/2037		1,095	1,259,918
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046		405	462,312
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, RB	5.75%	06/01/2034		190	181,691
Series 2007 A-2, RB	5.88%	06/01/2047		5,840	5,628,300
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034		900	944,064
Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.50%	02/15/2052		1,290	1,470,497
Franklin (County of), OH (OhioHealth Corp.); Series 2011 A, RB (d)	5.00%	11/15/2036		2,685	2,876,790
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.00%	07/01/2042		790	896,144
Hamilton (County of), OH (Christ Hospital); Series 2012, RB	5.25%	06/01/2032		2,750	2,998,187
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref.RB	5.00%	01/01/2046		1,135	1,240,464
Hamilton (County of), OH (Trihealth, Inc. Obligated Group); Series 2017 A, RB	5.00%	08/15/2047		1,885	2,173,518
Hancock (County of), OH (Blanchard Valley Regional Health Center); Series 2011 A, RB (h)(i)	6.25%	06/01/2021		875	956,436
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048		1,250	1,461,875
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (e)	6.00%	04/01/2038		1,125	1,239,817
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS -AGM)(b)(f)	5.00%	12/31/2039		615	690,805
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB (e)(f)	4.25%	01/15/2038		440	463,008
Ohio (State of) Higher Educational Facility Commission (Summa Health System);
Series 2010, RB (h)(i)	5.75%	05/15/2020		275	285,868
Series 2010, RB	5.75%	11/15/2035		1,445	1,498,581
					31,246,007
Oklahoma–1.52%
Edmond Public Works Authority;
Series 2017, RB (d)	5.00%	07/01/2042		2,035	2,399,530
Series 2017, RB (d)	5.00%	07/01/2047		1,985	2,330,450
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057		1,630	1,905,128
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–(continued)
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB	5.00%	08/01/2052	$ 1,485	$ 1,398,409
				8,033,517
Oregon–0.19%
Portland (Port of), OR (Portland International Airport); Series 2019 Twenty-Five B, RB (f)	5.00%	07/01/2044		825	989,736
Pennsylvania–3.37%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047		1,000	1,158,810
Delaware River Port Authority; Series 2010 D, RB (h)(i)	5.00%	01/01/2020		1,100	1,122,847
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2025		500	562,040
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB (j)	4.75%	12/01/2037		740	748,665
Series 2018 A-2, RB	5.00%	12/01/2048		890	1,052,123
Series 2018 B, RB	5.25%	12/01/2048		875	1,046,063
Subseries 2010 B-2, RB (h)(i)(j)	5.75%	12/01/2020		2,500	2,658,825
Subseries 2010 B-2, RB (h)(i)(j)	6.00%	12/01/2020		1,550	1,654,175
Subseries 2014 A-2, RB (j)	5.13%	12/01/2039		1,000	939,540
Subseries 2017 B-1, RB	5.25%	06/01/2047		1,750	2,042,093
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052		840	979,558
Series 2017 B, Ref. RB (f)	5.00%	07/01/2047		2,190	2,531,399
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University);
Series 2017 A, Ref. RB	5.00%	09/01/2035		545	643,939
Series 2017 A, Ref. RB	5.00%	09/01/2047		645	748,490
					17,888,567
Puerto Rico–2.38%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039		2,575	2,602,089
Series 2002, RB	5.63%	05/15/2043		1,110	1,121,489
Series 2005 A, RB (g)	0.00%	05/15/2050		4,515	624,334
Puerto Rico (Commonwealth of); Series 2006 A, GO Bonds (6 mo. CPI + 1.00%) (INS - AGC)(b)(k)	3.46%	07/01/2019		485	485,000
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS -NATL)(b)	5.25%	07/01/2033		550	597,025
Series 2007 VV, Ref. RB (INS -NATL)(b)	5.25%	07/01/2035		480	519,206
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2007 N, Ref. RB (INS -NATL)(b)	5.25%	07/01/2032		575	624,628
Series 2007 N, Ref. RB (INS -AGC)(b)	5.25%	07/01/2034		900	989,685
Series 2007 N, Ref. RB (INS -AGC)(b)	5.25%	07/01/2036		800	875,040
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. RB (INS -NATL)(b)	6.00%	07/01/2024		1,510	1,554,696
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (g)	0.00%	07/01/2027		335	254,362
Series 2018 A-1, RB (g)	0.00%	07/01/2029		785	538,714
Series 2018 A-1, RB (g)	0.00%	07/01/2031		1,500	925,305
Series 2018 A-1, RB (g)	0.00%	07/01/2033		650	356,980
Series 2018 A-1, RB	4.50%	07/01/2034		555	570,263
					12,638,816
Rhode Island–0.11%
Tobacco Settlement Financing Corp.; Series 2015 A, RB	5.00%	06/01/2035		530	583,763
South Carolina–1.89%
Greenville (City of), SC; Series 2002, RB (INS -NATL)(b)	5.25%	04/01/2021		90	90,267
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB (h)(i)	5.25%	08/01/2023		1,200	1,382,820
South Carolina (State of) Ports Authority;
Series 2015, RB (f)	5.25%	07/01/2050		2,620	2,988,765
Series 2015, RB (f)	5.25%	07/01/2055		1,030	1,168,803
South Carolina (State of) Public Service Authority; Series 2014, Ref. RB	5.00%	12/01/2046		890	995,848
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (d)	5.00%	01/01/2033	$ 3,300	$ 3,394,050
				10,020,553
South Dakota–0.50%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044		1,235	1,380,088
Series 2015, Ref. RB	5.00%	11/01/2045		1,100	1,245,618
					2,625,706
Tennessee–2.63%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health); Series 2018 A, Ref. RB	5.00%	07/01/2036		1,295	1,529,900
Johnson City (City of), TN Health & Educational Facilities Board (Mountain States Health Alliance); Series 2000 A, Ref. RB (INS -NATL)(b)(g)	0.00%	07/01/2026		12,525	10,415,915
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2034		715	860,638
Tennessee Energy Acquisition Corp.; Series A, RB	5.25%	09/01/2019		1,150	1,158,660
					13,965,113
Texas–19.22%
Austin (City of), TX; Series 2012, Ref. RB	5.00%	11/15/2042		1,600	1,767,760
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033		1,250	1,361,900
Dallas (City of), TX (Civic Center Convention Complex); Series 2009, RB (INS -AGC)(b)	5.00%	08/15/2019		1,600	1,611,328
Dallas-Fort Worth (Cities of), TX International Airport;
Series 2012 G, Ref. RB	5.00%	11/01/2034		3,000	3,131,430
Series 2012 G, Ref. RB	5.00%	11/01/2035		2,585	2,696,775
Series 2013 A, RB (f)	5.00%	11/01/2030		1,000	1,092,530
Harris (County of), TX; Series 2009 A, RB (d)	5.00%	08/15/2024		4,350	4,380,189
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, RB (h)(i)	5.00%	12/01/2019		1,100	1,119,063
Houston (City of), TX; Series 2011 D, First Lien Combined Utility System RB (d)	5.00%	11/15/2033		3,150	3,397,779
Houston (City of), TX Airport System (United Airlines, Inc. Airport Improvement); Series 2015 C, Ref. RB (f)	5.00%	07/15/2020		645	663,008
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB (f)	4.75%	07/01/2024		1,680	1,829,150
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (e)	5.50%	08/15/2045		1,015	1,078,407
Lower Colorado River Authority;
Series 2012 A, Ref. RB	5.00%	05/15/2039		2,270	2,461,225
Series 2012-A, Ref. RB (h)(i)	5.00%	05/15/2022		5	5,495
Series 2012-A, Ref. RB	5.00%	05/15/2033		1,730	1,883,330
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2011 A, Ref. RB	5.00%	05/15/2041		1,500	1,586,040
Series 2019, Ref. RB	5.00%	05/15/2040		800	941,992
Matagorda (County of), TX Navigation District No. 1 (Houston Lighting & Power Co.); Series 1997, Ref. RB (INS -AMBAC)(b)(f)	5.13%	11/01/2028		5,000	6,202,950
Metropolitan Transit Authority of Harris County; Series 2011 A, RB (d)	5.00%	11/01/2041		2,000	2,148,980
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2027		175	194,341
Series 2018, Ref. RB	5.00%	10/01/2028		1,000	1,107,280
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, RB (INS -AGM)(b)	5.00%	04/01/2046		2,505	2,766,472
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047		830	891,304
New Hope Fultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 B, RB	5.00%	07/01/2047		1,000	1,045,430
North Texas Tollway Authority;
Series 2011 A, RB (d)(i)	5.50%	09/01/2021		3,180	3,460,031
Series 2015 B, Ref. RB (d)(m)	5.00%	01/01/2040		7,525	8,283,746
San Antonio (City of), TX; Series 2013, RB	5.00%	02/01/2038		2,000	2,213,060
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB (d)	5.00%	02/15/2047		2,585	2,991,362
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037		1,440	1,539,115
Series 2016, Ref. RB	5.00%	05/15/2045		925	978,881
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, RB	5.63%	11/15/2027	$1,000	$700,000
Series 2007, RB	5.75%	11/15/2037	585	409,500
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB	5.75%	02/15/2025	395	395,585
Series 2017A, RB	6.38%	02/15/2048	1,490	1,645,467
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	3,210	3,731,593
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	1,290	1,508,062
Series 2019, RB (g)	0.00%	08/01/2040	1,500	614,085
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB	5.00%	08/15/2041	3,310	3,567,220
Series 2015 B, Ref. RB (g)	0.00%	08/15/2036	2,650	1,326,007
Series 2015 B, Ref. RB (g)	0.00%	08/15/2037	955	455,363
Series 2015 C, Ref. RB	5.00%	08/15/2042	3,105	3,449,997
Texas (State of) Water Development Board; Series 2017 A, RB	4.00%	10/15/2035	1,040	1,167,098
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	4,620	5,416,904
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2028	1,650	1,810,215
Series 2012, RB	5.00%	12/15/2030	1,000	1,091,380
Series 2012, RB	5.00%	12/15/2031	4,875	5,309,557
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB (f)	5.00%	12/31/2055	870	957,009
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, RB	6.88%	12/31/2039	1,675	1,723,575
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB (f)	7.00%	12/31/2038	1,150	1,355,459
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	410	423,182
				101,887,611
Utah–1.38%
Salt Lake City (City of), UT;
Series 2017 A, RB (d)(f)	5.00%	07/01/2047		2,065	2,395,008
Series 2018 A, RB (f)	5.00%	07/01/2048		885	1,040,512
Series 2018 A, RB (f)	5.25%	07/01/2048		1,185	1,423,137
Utah (County of), UT; Series 2016 B, RB (d)	4.00%	05/15/2047		1,515	1,598,083
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, RB	5.80%	06/15/2038		835	836,662
					7,293,402
Virgin Islands–0.37%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, RB	5.00%	10/01/2025		475	478,563
Series 2010 A, RB	5.00%	10/01/2029		1,500	1,501,875
					1,980,438
Virginia–2.16%
Virginia (Commonwealth of) Commonwealth Transportation Board; Series 2017, RB	4.00%	05/15/2042		1,000	1,097,570
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, RB (f)	5.00%	01/01/2040		1,760	1,863,153
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB (f)	6.00%	01/01/2037		620	686,545
Series 2012, RB (f)	5.50%	01/01/2042		2,705	2,933,654
Virginia (Commonwealth of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, RB (f)	5.00%	07/01/2034		2,735	2,909,083
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3); Series 2017, RB (f)	5.00%	12/31/2056		1,755	1,951,735
					11,441,740
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–4.05%
Chelan (County of), WA Public Utility District No. 1; Series 2011 A, Ref. RB (f)	5.50%	07/01/2025	$ 1,675	$ 1,801,731
Kalispel Tribe of Indians; Series 2018 B, RB (e)	5.00%	01/01/2032	700	777,182
Seattle (Port of), WA; Series 2012 A, Ref. RB	5.00%	08/01/2030	2,265	2,488,442
Washington (State of); Series 2019 A, GO Bonds (d)	5.00%	08/01/2042	1,400	1,690,780
Washington (State of) (SR 520 Corridor Program –Toll Revenue);
Series 2011 C, GO Bonds (d)	5.00%	06/01/2033	2,700	2,872,179
Series 2011 C, GO Bonds (d)	5.00%	06/01/2041	645	683,784
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	875	1,035,869
Series 2018, RB (d)	5.00%	07/01/2048	3,130	3,674,526
Series 2018, RB	5.00%	07/01/2048	625	733,731
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (d)	5.00%	02/01/2041	2,550	2,643,738
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (h)(i)	6.25%	05/15/2021	1,125	1,227,386
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	1,700	1,830,390
				21,459,738
West Virginia–0.68%
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB (c)	6.00%	10/01/2020	525	407,137
Series 2008, RB (c)	6.25%	10/01/2023	1,270	955,637
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group); Series 2009 C, RB (h)(i)	5.50%	06/03/2019	2,225	2,225,000
				3,587,774
Wisconsin–3.46%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB (e)	6.75%	08/01/2031	685	801,745
Series 2017, RB (e)	6.75%	12/01/2042	1,595	1,878,001
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB (d)	5.00%	03/01/2046	2,880	3,330,288
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB (e)	5.13%	06/15/2039	465	470,324
Superior (City of), WI (Superior Water, Light & Power Co.);
Series 2007 A, Ref. RB (f)	5.38%	11/01/2021	500	501,445
Series 2007 B, RB (f)	5.75%	11/01/2037	460	461,306
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2024	4,565	4,949,601
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB (h)(i)	5.00%	08/15/2022	1,400	1,552,376
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB (e)	6.38%	01/01/2048	730	780,078
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,255	1,438,230
Series 2018 A, RB	5.35%	12/01/2045	1,255	1,437,716
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	670	747,660
				18,348,770
Wyoming–0.62%
Sweetwater (County of), WY (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,350	1,360,287
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS- BAM)(b)(d)	5.00%	01/01/2047	1,675	1,926,250
				3,286,537
TOTAL INVESTMENTS IN SECURITIES(q)–165.03% (Cost $821,361,908)				874,881,474
FLOATING RATE NOTE OBLIGATIONS–(26.03)%
Notes with interest and fee rates ranging from 0.00% to 0.52% at 05/31/2019 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056 (See Note 1D)(r)				(137,980,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(40.74)%				(215,987,227)
OTHER ASSETS LESS LIABILITIES–1.74%				9,231,519
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$530,145,766
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
CPI	– Consumer Price Index
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2019 was $2,750,783, which represented less than 1% of the Trust’s Net Assets.
(d)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $25,648,498, which represented 4.84% of the Trust’s Net Assets.
(f)	Security subject to the alternative minimum tax.
(g)	Zero coupon bond issued at a discount.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(j)	Convertible capital appreciation bonds. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2019.
(l)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(m)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $12,885,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(n)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2019.
(o)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(p)	Security subject to crossover refunding.
(q)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(r)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2019. At May 31, 2019, the Trust’s investments with a value of $214,804,488 are held by TOB Trusts and serve as collateral for the $137,980,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of
Invesco Advantage Municipal Income Trust II

D.	Floating Rate Note Obligations — (continued)
such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Invesco Advantage Municipal Income Trust II

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2019, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Advantage Municipal Income Trust II